Goodwill and intangible assets, net (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets, net	Goodwill and intangible assets, net
Goodwill
The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of December 31, 2024	$4,891	$4,026	$8,917
Acquisitions	17	—	17
Foreign currency translation adjustment and other(1)	59	—	59
Balance as of September 30, 2025	$4,967	$4,026	$8,993

(1)	Includes measurement period adjustments from prior year acquisitions.
No goodwill impairment triggering events were identified during the nine months ended September 30, 2025.
Intangible assets, net
Amortization of long-lived intangible assets was $36 million for each of the three months ended September 30, 2025 and 2024, and $105 million and $112 million for the nine months ended September 30, 2025 and 2024, respectively, and is included within Cost of revenues and Selling, general and administrative expenses on the unaudited condensed consolidated statements of operations. The Company does not have any indefinite-lived intangible assets other than goodwill.

Note 8. Goodwill and intangible assets, net
The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of January 1, 2023	$4,923	$3,192	$8,115
Acquisitions	76	736	812
Foreign currency translation adjustment	43	—	43
Balance as of December 31, 2023	5,042	3,928	8,970
Acquisitions	5	98	103
Foreign currency translation adjustment	(156)	—	(156)
Balance as of December 31, 2024	$4,891	$4,026	$8,917

For the years ended December 31, 2024, 2023 and 2022, the Company elected to perform the qualitative goodwill impairment assessment for certain reporting units. Due to the recency of acquisitions within the Building Envelope segment, the Company elected to bypass the optional qualitative goodwill impairment assessment allowed by ASC Topic 350, Intangibles – Goodwill and Other, and performed a quantitative impairment test for the reporting units for each year ended December 31, 2024, 2023 and 2022. Based upon the results of the qualitative and quantitative assessments, the Company concluded that the fair values of each of its reporting units were greater than their carrying values.
There have been no historical goodwill impairment losses recognized by the Company.
Intangible assets, net was as follows:

	As of December 31, 2024
(In millions)	Gross carrying amount	Accumulated amortization	Total intangible assets, net
Customer relationships	$1,626	$(311)	$1,315
Mining rights	252	(51)	201
Developed technology	177	(45)	132
Software	81	(75)	6
Trade names and trademarks	230	(76)	154
Other intangible assets	103	(79)	24
Intangible assets	$2,469	$(637)	$1,832

	As of December 31, 2023
(In millions)	Gross carrying amount	Accumulated amortization	Total intangible assets, net
Customer relationships	$1,574	$(212)	$1,362
Mining rights	258	(47)	211
Developed technology	161	(28)	133
Software	80	(75)	5
Trade names and trademarks	211	(66)	145
Other intangible assets	106	(78)	28
Intangible assets	$2,390	$(506)	$1,884

Amortization of long-lived intangible assets was $139 million, $162 million and $105 million for the years ended December 31, 2024, 2023 and 2022, respectively, and is included within Cost of revenues and Selling, general and administrative expenses on the combined statements of operations. The Company does not have any indefinite-lived intangible assets other than goodwill.
The estimated future amortization of long-lived intangible assets is as follows:

(In millions)
2025	$143
2026	141
2027	139
2028	136
2029	122
Thereafter	1,151
Total	$1,832